Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Plans with ABO in excess of plan assets:
PBO	¥ 45,899	¥ 47,672
ABO	45,899	47,672
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	45,899	47,672
ABO	45,899	47,672
Fair value of plan assets